Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 5,897,470	$ 6,779,040	$ 2,324,647
Accounts receivable	800,000	1,000,000.0	1,000,000.0
Prepaid expenses	787,189	862,400	659,536
Accrued interest receivable			16,319
Forward purchase receivable			4,584,221
Loans receivable, net			13,332
Contract asset	516,283	516,283
Investment in preferred securities	1,424,983
Other current assets	3,000,000	3,000,000	3,000,000
Total Current Assets	12,381,092	12,198,582	11,700,687
Long-term loans receivable, net			378,854
Operating lease right to use asset	508,101	547,186	703,524
Investment in preferred securities		1,450,000
Prepaid expenses	330,386	414,329	412,500
Contract asset	2,452,345	2,581,417
Other assets	15,767	15,510	22,722
Total Assets	15,687,691	17,207,024	13,218,287
Current Liabilities:
Accrued expenses	1,072,132	1,310,463	1,301,378
Deferred revenue	15,518	15,415	28,335
Operating lease liability	185,899	181,963	161,952
Senior secured promissory note			255,765
Deferred consideration	3,000,000	3,000,000	3,338,343
Forward purchase derivative liability			7,309,580
Stand-ready guarantee liability	709,667	711,667
Financial indemnification liability	414,868	433,968
Other current liabilities	417,384	485,055	72,836
Total Current Liabilities	6,850,871	6,499,724	12,684,520
Warrant liabilities	23,021	39,620	1,360,491
Senior secured promissory note			10,748,408
Stand-ready guarantee liability	1,064,499	1,245,416
Financial indemnification liability	543,245	657,804
Operating lease liability	480,774	528,552	712,882
Total Liabilities	8,962,410	8,971,116	25,506,301
Commitment and Contingencies (Note 15)
Stockholders’ Equity
Class A Common Stock, $.0001 par value, 1,000,000,000 and 1 billion shares authorized, 4,505,485 and 4,281,523 issued and outstanding on March 31, 2026, and December 31, 2025, respectively	451	428	278
Additional paid-in capital	131,420,587	131,152,020	108,467,253
Accumulated deficit	(124,695,760)	(122,916,543)	(120,755,545)
Total Stockholders’ Equity	6,725,281	8,235,908	(12,288,014)
Total Liabilities and Stockholders’ Equity	15,687,691	17,207,024	13,218,287
Convertible Preferred Stock [Member]
Stockholders’ Equity
Convertible preferred stock, value
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity
Convertible preferred stock, value	3	3
Nonrelated Party [Member]
Current Assets:
Accounts receivable	30,267	31,376	134,609
Current Liabilities:
Accounts payable	873,652	189,828	140,723
Related Party [Member]
Current Assets:
Cash and cash equivalents	5,897,470	6,779,040	2,202,895
Accounts receivable	724,900	1,009,483	968,023
Current Liabilities:
Accounts payable	$ 161,751	$ 171,365	$ 75,608